Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
12.	Subsequent Events
From January 1 to March 28, 2013, there were $1,646,114 of contributions and $5,256,087 of redemptions from the Fund.